Inventories - Disclosure of Detailed Information About Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Finished goods - dore	$ 3,735	$ 2,812
Work-in-process	6,409	2,780
Stockpile	9,015	1,336
Silver coins and bullion	10,790	956
Materials and supplies	30,664	24,628
Total current inventories	$ 60,613	$ 32,512